LOANS RECEIVABLE, NET	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LOANS RECEIVABLE, NET.
LOANS RECEIVABLE, NET

5.           LOANS RECEIVABLE, NET

Loans receivable consists of the following:

	December 31,	June 30,
	2021	2022
	RMB	RMB
Loans receivable	13,652,723	15,844,979
Less allowance for loan losses	(948,893)	(1,336,642)
Loans receivable, net	12,703,830	14,508,337

5.           LOANS RECEIVABLE, NET - continued

As of December 31, 2021 and June 30, 2022, the accrued interest receivables are RMB 86,144 and RMB 113,658 ( net of allowance RMB 5,987 and RMB 9,588, respectively ), which is recorded under loans receivable.

The following table presents the aging of loans as of December 31, 2021 and June 30, 2022:

	0-30 days	31-60 days	Over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2021	113,771	87,171	—	200,942	13,451,781	13,652,723
June 30, 2022	134,692	102,233	—	236,925	15,608,054	15,844,979

The Group has not recorded any financing income on an accrual basis for the loans that are past due for more than 60 days in 2022 (60 days in 2021). Loans are returned to accrual status if they are brought to non-delinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make periodic principal and interest payments as scheduled. For the six months ended June 30, 2021 and 2022, the Group has charged off loans receivable of RMB 156 million (unaudited) and RMB 536 million, respectively.

Movement of allowance for loan losses is as follows:

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Balance at beginning of period	421,767	948,893
Provision for loan losses	381,887	907,317
Gross write-off	(156,368)	(535,743)
Recoveries	24,125	16,175
Balance at end of period	671,411	1,336,642

The principal of loans receivable as of December 31, 2021 and June 30, 2022 by year of origination is as follows:

	2021	2020	2019	Total
As of December 31, 2021	13,614,369	38,354	—	13,652,723

	2022	2021	2020	Total
As of June 30, 2022	11,436,797	4,391,267	16,915	15,844,979

5.           LOANS RECEIVABLE, NET

Loans receivable consists of the following:

	December 31,	September 30,
	2021	2022
	RMB	RMB
Loans receivable	13,652,723	18,557,814
Less allowance for loan losses	(948,893)	(1,265,806)
Loans receivable, net	12,703,830	17,292,008

As of December 31, 2021 and September 30, 2022, the accrued interest receivables are RMB86,144 and RMB151,625 (net of allowance RMB5,987 and RMB10,342, respectively), which is recorded under loans receivable.

The following table presents the aging of loans as of December 31, 2021 and September 30, 2022:

	0-30 days	31-60 days	Total amount
	past due	past due	past due	Current	Total loans
As of December 31, 2021	113,771	87,171	200,942	13,451,781	13,652,723
As of September 30, 2022	148,808	103,503	252,311	18,305,503	18,557,814

The Group has not recorded any financing income on an accrual basis for the loans that are past due for more than 60 days for the nine months ended September 30, 2022 (60 days in 2021). Loans are returned to accrual status if they are brought to non-delinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make periodic principal and interest payments as scheduled. For the nine months ended September 30, 2021 and 2022, the Group has charged off loans receivable of RMB314 million and RMB806 million, respectively.

Movement of allowance for loan losses is as follows:

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Balance at beginning of period	421,767	948,893
Provision for loan losses	742,286	1,098,859
Gross write-off	(313,536)	(806,127)
Recoveries	31,574	24,181
Balance at end of period	882,091	1,265,806

The principal of loans receivable as of December 31, 2021 by year of origination is as follows:

	2021	2020	Total loans
Loans receivable	13,614,369	38,354	13,652,723

The principal of loans receivable as of September 30, 2022 by year of origination is as follows:

	2022	2021	2020	Total loans
Loans receivable	16,649,447	1,896,796	11,571	18,557,814